Nationwide BNY Mellon Dynamic US Equity Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.58%	13.11%	11.66%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.97%	9.66%	8.57%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	9.48%	8.42%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.59%	14.65%	12.64%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.71%	14.77%	12.71%
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.62%	14.71%	12.65%
Eagle Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.74%	14.76%	12.69%